Elfun Trusts Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.3% †
Application Software – 2.7%
salesforce.com Inc.	449,749	$64,754,861	(a)
Biotechnology – 6.0%
Alexion Pharmaceuticals Inc.	529,500	47,543,805	(a)
BioMarin Pharmaceutical Inc.	406,691	34,365,389	(a)
Gilead Sciences Inc.	145,375	10,868,235
Vertex Pharmaceuticals Inc.	220,142	52,382,789	(a)
		145,160,218
Cable & Satellite – 2.4%
Charter Communications Inc., Class A	132,900	57,985,599	(a)
Data Processing & Outsourced Services – 7.6%
Fidelity National Information Services Inc.	428,249	52,092,208
Mastercard Inc., Class A	90,000	21,740,400
Visa Inc., Class A	692,300	111,543,376
		185,375,984
Diversified Banks – 4.1%
JPMorgan Chase & Co.	1,110,821	100,007,215
Electronic Components – 1.1%
Corning Inc.	1,271,100	26,108,394
Financial Exchanges & Data – 5.3%
CME Group Inc.	362,457	62,672,440
S&P Global Inc.	266,800	65,379,340
		128,051,780
Healthcare Equipment – 2.5%
Boston Scientific Corp.	1,833,003	59,810,888	(a)
Home Improvement Retail – 2.2%
Lowe’s Companies Inc.	625,949	53,862,911
Industrial Conglomerates – 2.2%
Honeywell International Inc.	398,500	53,315,315
Integrated Oil & Gas – 1.7%
Chevron Corp.	566,600	41,055,836
Interactive Media & Services – 9.1%
Alphabet Inc., Class A	38,000	44,154,100	(a)
Alphabet Inc., Class C	83,000	96,513,230	(a)
Facebook Inc., Class A	480,092	80,079,346	(a)
		220,746,676
Internet & Direct Marketing Retail – 6.7%
Alibaba Group Holding Ltd. ADR	151,100	29,385,928	(a)
Amazon.com Inc.	62,900	122,637,388	(a)
Booking Holdings Inc.	8,000	10,762,560	(a)
		162,785,876
Managed Healthcare – 2.4%
UnitedHealth Group Inc.	235,156	58,643,203
Movies & Entertainment – 3.3%
The Walt Disney Co.	825,000	79,695,000
Multi-Utilities – 1.0%
Sempra Energy	217,197	24,541,089

	Number of Shares	Fair Value
Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	1,730,000	$23,337,700
Packaged Foods & Meats – 0.7%
Mondelez International Inc., Class A	367,883	18,423,581
Pharmaceuticals – 7.4%
Elanco Animal Health Inc.	1,845,860	41,328,805	(a)
Johnson & Johnson	541,300	70,980,669
Merck & Company Inc.	862,576	66,366,598
		178,676,072
Regional Banks – 2.2%
First Republic Bank	640,000	52,659,200
Semiconductor Equipment – 4.6%
Applied Materials Inc.	1,681,300	77,037,166
ASML Holding N.V.	131,100	34,301,004
		111,338,170
Semiconductors – 1.2%
Texas Instruments Inc.	289,561	28,935,831
Soft Drinks – 3.6%
PepsiCo Inc.	730,000	87,673,000
Specialized REITs – 2.4%
American Tower Corp.	271,629	59,147,215
Specialty Chemicals – 0.8%
Albemarle Corp.	340,000	19,165,800
Systems Software – 7.8%
Microsoft Corp.	978,135	154,261,671
ServiceNow Inc.	123,770	35,470,006	(a)
		189,731,677
Technology Hardware, Storage & Peripherals – 3.6%
Apple Inc.	340,300	86,534,887
Trading Companies & Distributors – 2.1%
United Rentals Inc.	489,367	50,355,864	(a)
Trucking – 0.6%
Lyft Inc., Class A	555,800	14,923,230	(a)
Total Common Stock (Cost $1,680,179,716)		2,382,803,072
Short-Term Investments – 1.6%
State Street Institutional Treasury Money Market Fund - Premier Class 0.58%	19,971,254	19,971,254	(b,c)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36%	18,318,363	18,318,363	(b,c)
Total Short-Term Investments (Cost $38,289,617)		38,289,617
Total Investments (Cost $1,718,469,333)		2,421,092,689
Other Assets and Liabilities, net – 0.1%		1,265,466

NET ASSETS – 100.0%		$2,422,358,155

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Elfun Trusts Schedule of Investments	March 31, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities
	Common Stock	$2,382,803,072	$—	$—	$2,382,803,072
	Short-Term Investments	38,289,617	—	—	38,289,617

	Total Investments in Securities	$2,421,092,689	$—	$—	$2,421,092,689

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depr eciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income	Capital Gains Distributions
State Street Institutional Treasury Money Market Fund - Premier Class	42,258,371	42,258,371	54,301,135	76,588,252	—	—	19,971,254	$19,971,254	114,892	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,744,978	40,744,978	54,161,638	76,588,253	—	—	18,318,363	18,318,363	111,422	—

TOTAL		$83,003,349	$108,462,773	$153,176,505	$—	$—		$38,289,617	$226,314	$—

Elfun Trusts Notes to Schedule of Investments – March 31, 2020 (Unaudited

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Fund’s Schedule of Investments.